Vessel Revenue, net and Voyage Expenses, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Customers Accounting for More than 10 Percent of Revenues [Member]
Revenues [Abstract]
Concentration risk percentage	94.00%	68.00%	77.00%
Customer A [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	33.00%	21.00%
Customer B [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	19.00%	10.00%
Customer C [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	16.00%	0.00%
Customer D [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	22.00%
Customer E [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	12.00%
Customer F [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%	0.00%	12.00%
Customer G [Member]
Revenues [Abstract]
Concentration risk percentage	25.00%	0.00%	0.00%
Customer H [Member]
Revenues [Abstract]
Concentration risk percentage	20.00%	0.00%	0.00%
Customer I [Member]
Revenues [Abstract]
Concentration risk percentage	19.00%	0.00%	0.00%
Customer J [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%	0.00%	0.00%